MASTERWORKS FUNDS INC.
                      Registration Nos. 33-54126; 811-7332


                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of MasterWorks Funds Inc. (the "Company") that the forms of Prospectuses and Statements of Additional Information for the Asset Allocation, Bond Index, Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Short-Intermediate Term, S&P 500 Stock and U.S. Treasury Allocation Funds that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 14, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on June 30, 1997.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 7th day of July, 1997.


Witness:                                             MASTERWORKS FUNDS INC.


   By: /s/Lynn Broadaway                     By: /s/Richard H. Blank, Jr.
 Name: Lynn Broadaway                      Name: Richard H. Blank, Jr.
Title: Assistant                          Title: Secretary and Treasurer
                                                 (Principal Financial Officer)